Annual Operating Expenses - FidelitySeriesOpportunisticInsightsFund-PRO - FidelitySeriesOpportunisticInsightsFund-PRO - Fidelity Series Opportunistic Insights Fund	Mar. 01, 2025
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none